Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Options Outstanding
Options outstanding

	2019		2018
For the years ended December 31,	Number of options (in millions )	Weighted average exercise price	Number of options (in millions )	Weighted average exercise price
Outstanding, January 1	23	$20.29	25	$20.45
Granted	3	22.62	3	24.52
Exercised	(4)	18.79	(3)	17.77
Expired	–	18.88	(1)	37.35
Forfeited	(1)	23.41	(1)	21.24
Outstanding, December 31	21	$20.91	23	$20.29
Exercisable, December 31	5	$17.56	9	$18.08

Schedule of Range of Exercise Prices of Outstanding Share Options

	Options outstanding				Options exercisable
For the year ended December 31, 2019	Number of options (in millions	)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Number of options (in millions	)	Weighted average exercise price	Weighted average remaining contractual life (in years)
$12.64 - $20.99	8		$16.91	4.16	4		$16.07	1.85
$21.00 - $24.83	13		$23.19	6.94	1		$21.27	3.37
Total	21		$20.91	5.93	5		$17.56	2.29

Schedule of Deferred Share Units
The fair value of 229,000 DSUs issued during the year was $26.36 per unit as at December 31, 2019 (2018 – 141,000 at $19.37 per unit).

For the years ended December 31, Number of DSUs (in thousands)	2019	2018
Outstanding, January 1	2,538	2,645
Issued	229	141
Reinvested	102	98
Redeemed	(416)	(346)
Forfeitures and cancellations	(58)	–
Outstanding, December 31	2,395	2,538